NOTES RECEIVABLE, NET - THIRD PARTIES - (Schedule of Movement of Allowance for notes receivable) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At beginning of year	¥ 182,338	¥ 0	¥ 0
Addition	857,562	0	0
Reversal	0	(40,662)	0
At end of year	1,039,900	182,338	0
ASU No. 2016-13
At beginning of year	223,000	0
At end of year	¥ 0	¥ 223,000	¥ 0